Legg Mason Partners Investment Funds, Inc. (CIK 0000355747)

Form N-14 Filed on September 22, 2006

File No. 333-137538, Accession Number 0001193125-06-195658

This submission is being made solely to obtain an identifier for Class 1 shares of Legg Mason Partners Multiple Discipline Funds—All Cap Growth and Value Fund, Series ID: S000008863. Class 1 shares were substantively registered in the above-referenced Form N-14 filing.

Any questions on this submission should be directed to Dianne E. O’Donnell, Esq., Willkie Farr & Gallagher LLP, at 212-728-8558.